EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2020
EQUITY INVESTMENTS
EQUITY INVESTMENTS

10. EQUITY INVESTMENTS

The Corporation has a 40% interest in Green Garden, LLC (“Green Garden”) and a 49% interest in Land of Lincoln Dispensary LLC (“Lincoln”). Management has concluded that the current interests do not provide control to the Corporation. Accordingly, the Green Garden and Lincoln investments have been accounted for using the equity method. The Lincoln acquisition has had no operating activity for the years ended December 31, 2020 and 2019. The following table relates to the Corporation’s investment in Green Garden as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Balance at the beginning of the year	$427,399	$–
Investment	109,700	500,000
Share of loss	(33,590)	(72,601)
Net book value, as of	$503,509	$427,399

The following table presents a summary of the statements of financial position and operations of Green Garden:

	December 31, 2020	December 31, 2019
Current assets	$15,242	$27,218
Non-current assets	–	–
Current liabilities	–	–
Revenue	–	–
Loss	(83,976)	(181,501)